Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TWEEDY, BROWNE FUND INC.
Prospectus Date	rr_ProspectusDate	Jul. 28, 2017
TWEEDY, BROWNE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tweedy, Browne Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2017, the Fund’s portfolio turnover rate was 8%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect decreases in the Fund’s custody fees effective August 1, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes are undervalued. The Adviser seeks to construct a diversified portfolio of stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:
  low stock price in relation to book value;
  low price-to-earnings ratio;
  low price-to-cash-flow ratio;
  above-average dividend yield;
  low price-to-sales ratio as compared to other companies in the same industry;
  low corporate leverage;
  low share price;
  purchases of a company’s own stock by the company’s officers and directors;
  company share repurchases;
  a stock price that has declined significantly from its previous high price; and/or small market capitalization.
		The Fund invests primarily in U.S. and foreign equity securities. The Fund is diversified by issuer and industry, and where practicable, in light of operational and regulatory considerations, seeks to reduce currency risk on its foreign investments by hedging its perceived foreign currency exposure back into the U.S. dollar (generally through the use of forward currency contracts) based on the Adviser’s judgment of such exposure after taking into account various factors, such as the sources of the portfolio companies’ earnings and the currencies in which their securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure on equity securities that are economically tied to the U.S. stock market and foreign stock markets of developed countries. The Fund may have some exposure to emerging markets. The Fund is not appropriate for investors primarily seeking income.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Equity Security Risk. The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

Value Investing Risk.  There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

The Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.

Risk of Loss.  You could lose money on your investment in the Fund, and the Fund could underperform other investments.

Small- and Mid-Cap Companies.  The Fund may at times invest to a significant extent in small- and mid-cap companies. Small- and mid-cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. In general, the Adviser's investment philosophy and selection process favor companies that do not have capital structures that would be considered to be "highly leveraged" for a company in the same field.

Foreign Securities.  The Fund invests in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks, which are more pronounced in emerging markets, include:
  changes in currency exchange rates, which can lower performance in U.S. dollar terms exchange rate controls (which may include an inability to transfer currency from a given country)
  costs incurred in conversions between currencies
  non-negotiable brokerage commissions
  less publicly available information
  not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting greater market volatility
  less trading volume
  delayed settlements
  difficulty in enforcing obligations in foreign countries
  less securities regulation
  unrecoverable withholding and transfer taxes
  war
  seizure
  political and social instability.
The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and, to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

		Currency Hedging Risk. The Fund’s practice of hedging perceived currency risk in foreign securities tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the portfolio’s investments are denominated. Conversely, the Fund’s practice of hedging perceived currency risk in foreign securities tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the portfolio’s investments are denominated. Because the Fund’s currency hedging techniques typically involve the use of derivative instruments such as forward currency contracts, the Fund is also subject to the risk of possible default by the other party to those instruments.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund. For the period from the Fund’s inception through 2006, the Fund chose the S&P 500 Index as its benchmark. Starting in mid-December 2006, the Fund’s investment mandate changed from investing at least 80% of its assets in U.S. securities to investing no less than approximately 50% of its assets in U.S. securities, and so the Fund chose the MSCI World Index (Hedged to U.S.$) as its benchmark for periods starting January 1, 2007. Effective July 29, 2013, the Fund removed the 50% requirement, and continues to use the MSCI World Index (Hedged to U.S.$) as its benchmark. The S&P 500/MSCI World Index (Hedged to U.S.$) is a combination of the S&P 500 Index and the MSCI World Index (Hedged to U.S.$), linked together by Tweedy, Browne, and represents the performance of the S&P 500 Index for periods from December 8, 1993 through December 31, 2006, and the performance of the MSCI World Index (Hedged to U.S.$) beginning January 1, 2007 and thereafter. Updated performance information for the Fund is available at www.tweedy.com or by calling 800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500/MSCI World Index (Hedged to U.S.$) is a combination of the S&P 500 Index and the MSCI World Index (Hedged to U.S.$), linked together by Tweedy, Browne, and represents the performance of the S&P 500 Index for periods from December 8, 1993 through December 31, 2006, and the performance of the MSCI World Index (Hedged to U.S.$) beginning January 1, 2007 and thereafter.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-432-4789
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tweedy.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Value Fund Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

(1) The 2017 year-to-date return for the Value Fund through June 30, 2017 was 7.35%.

As of December 31, 2016
Best Quarterly Return (10 year period and since inception)	16.18% (2nd Quarter, 2009)

Worst Quarterly Return (10 year period)	(15.56)% (4th Quarter, 2008)

Worst Quarterly Return (since inception)	(17.42)% (3rd Quarter, 2002)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return for Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had certain fees and expenses not been waived and/or reimbursed from December 8, 1993 through March 31, 1999.
TWEEDY, BROWNE VALUE FUND | TWEEDY, BROWNE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, One Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, Three Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, Five Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, Ten Years	rr_ExpenseExampleYear10	$ 1,669
Annual Return 1994	rr_AnnualReturn1994	(0.56%)	[3]
Annual Return 1995	rr_AnnualReturn1995	36.21%	[3]
Annual Return 1996	rr_AnnualReturn1996	22.45%	[3]
Annual Return 1997	rr_AnnualReturn1997	38.87%	[3]
Annual Return 1998	rr_AnnualReturn1998	9.59%	[3]
Annual Return 1999	rr_AnnualReturn1999	2.00%	[3]
Annual Return 2000	rr_AnnualReturn2000	14.45%	[3]
Annual Return 2001	rr_AnnualReturn2001	(0.09%)	[3]
Annual Return 2002	rr_AnnualReturn2002	(14.91%)	[3]
Annual Return 2003	rr_AnnualReturn2003	23.24%	[3]
Annual Return 2004	rr_AnnualReturn2004	9.43%	[3]
Annual Return 2005	rr_AnnualReturn2005	2.30%	[3]
Annual Return 2006	rr_AnnualReturn2006	11.63%	[3]
Annual Return 2007	rr_AnnualReturn2007	0.60%	[3]
Annual Return 2008	rr_AnnualReturn2008	(24.37%)	[3]
Annual Return 2009	rr_AnnualReturn2009	27.60%	[3]
Annual Return 2010	rr_AnnualReturn2010	10.51%	[3]
Annual Return 2011	rr_AnnualReturn2011	(1.75%)	[3]
Annual Return 2012	rr_AnnualReturn2012	15.45%	[3]
Annual Return 2013	rr_AnnualReturn2013	22.68%	[3]
Annual Return 2014	rr_AnnualReturn2014	4.02%	[3]
Annual Return 2015	rr_AnnualReturn2015	(5.39%)	[3]
Annual Return 2016	rr_AnnualReturn2016	9.69%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Return (10 year period and since inception)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Return (10 year period)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.56%)
Lowest Quarterly Return Label Since Inception	tbf_LowestQuarterlyReturnLabelSinceInception	Worst Quarterly Return (since inception)
Lowest Quarterly Return Date Since Inception	tbf_LowestQuarterlyReturnDateSinceInception	Sep. 30, 2002
Lowest Quarterly Return Since Inception	tbf_LowestQuarterlyReturnSinceInception	(17.42%)
One Year	rr_AverageAnnualReturnYear01	9.69%
Five Years	rr_AverageAnnualReturnYear05	8.86%
Ten Years	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 1993
TWEEDY, BROWNE VALUE FUND | Return after Taxes on Distributions | TWEEDY, BROWNE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.59%
Five Years	rr_AverageAnnualReturnYear05	7.56%
Ten Years	rr_AverageAnnualReturnYear10	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 1993
TWEEDY, BROWNE VALUE FUND | Return after Taxes on Distributions and Sale of Fund Shares | TWEEDY, BROWNE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.40%
Five Years	rr_AverageAnnualReturnYear05	7.01%
Ten Years	rr_AverageAnnualReturnYear10	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 1993
TWEEDY, BROWNE VALUE FUND | MSCI World Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.39%
Five Years	rr_AverageAnnualReturnYear05	12.77%
Ten Years	rr_AverageAnnualReturnYear10	4.57%
Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 1993
TWEEDY, BROWNE VALUE FUND | S&P 500/MSCI World Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.39%
Five Years	rr_AverageAnnualReturnYear05	12.77%
Ten Years	rr_AverageAnnualReturnYear10	4.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 1993

[1]	Other expenses have been restated to reflect decreases in the Fund's custody fees effective August 1, 2017.
[2]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund's cash balances are invested.
[3]	The 2017 year-to-date return for the Value Fund through June 30, 2017 was 7.35%.